Segment Reporting, Geographic and Significant Customer Information (Details)	12 Months Ended
Dec. 31, 2025 segment
Segment Reporting, Geographic and Significant Customer Information [Abstract]
Number of reportable segment	1
Number of operating segment	1
Description of CODM	The CODM assesses the performance of the Company and decides how to allocate resources based upon consolidated net comprehensive loss that is also reported within the consolidated statements of comprehensive loss. The measure of segment assets that is reviewed by the CODM is reported within the consolidated balance sheet as consolidated total assets. Significant expense categories provided to the CODM are those presented in the consolidated statements of comprehensive loss and in Notes 11-14.